FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Disclosure of Financial Assets
The classification of financial instruments is summarized as follows:

	Classifications	December 31, 2023	December 31, 2022
		$	$
FINANCIAL ASSETS
Cash	Amortized cost	29,892,966	88,266,985
Trade receivables	Amortized cost	40,621,997	25,684,870
Incentives and other government assistance receivable	Amortized cost	26,625,156	25,312,738
FINANCIAL LIABILITIES
Trade and other payables	Amortized cost	71,856,894	62,383,813
Long-term debt and other debts	Amortized cost	224,942,365	110,673,348
Conversion options on convertible debt instruments	FVTPL	25,034,073	–
Share warrant obligations	FVTPL	29,582,203	23,243,563

Schedule of Disclosure of Fair Value Measurement of Liabilities
The classification of financial instruments is summarized as follows:

	Classifications	December 31, 2023	December 31, 2022
		$	$
FINANCIAL ASSETS
Cash	Amortized cost	29,892,966	88,266,985
Trade receivables	Amortized cost	40,621,997	25,684,870
Incentives and other government assistance receivable	Amortized cost	26,625,156	25,312,738
FINANCIAL LIABILITIES
Trade and other payables	Amortized cost	71,856,894	62,383,813
Long-term debt and other debts	Amortized cost	224,942,365	110,673,348
Conversion options on convertible debt instruments	FVTPL	25,034,073	–
Share warrant obligations	FVTPL	29,582,203	23,243,563

Schedule of Classification of Financial Instruments
The Group’s financial instruments are categorized as follows on the fair value hierarchy:

Fair Value Hierarchy
FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE
Share warrant obligations- public	Level 1
Share warrant obligations- private	Level 2
Share warrant obligations- warrants issued to a customer	Level 3
Share warrant obligations- July 2023 warrants	Level 2
Conversion options on convertible debt instruments	Level 3
FINANCIAL INSTRUMENTS MEASURED AT AMORTIZED COST
Long-term debt and other debts	Level 2